CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands		Ordinary shares CNY (¥) shares	Treasury Stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Retained earnings CNY (¥)	Accumulated other comprehensive (loss)/income CNY (¥)	Non-controlling interests CNY (¥)	CNY (¥) shares		USD ($) shares
Balance at the beginning at Dec. 31, 2021	[1]	¥ 103	¥ (127,516)	¥ 11,881,023	¥ 2,319	¥ 1,908,889	¥ (149,866)	¥ 3,800	¥ 13,518,752
Balance at the beginning (in shares) at Dec. 31, 2021 | shares	[1]	1,570,790,570
Balance at the beginning (in shares) at Dec. 31, 2021 | shares	[1]		(229,995,503)
Increase (Decrease) in Stockholders' Equity
Net income/(loss)						1,441,219		(32,487)	1,408,732	[2],[3]
Sharebased compensation				166,161					166,161
Unrealized (loss) gain on investment securities							(5,425)		(5,425)	[2]
Appropriation to statutory reserves					25,492	(25,492)
Share-based awards to employees of Relx Inc.				(80,649)					(80,649)
Deemed dividend to shareholders in connection with the share-based awards to employees of Relx Inc.				80,649					80,649
Exercising of share-based awards		¥ 1		15,094					15,095
Exercising of share-based awards (in shares) | shares			9,648,928
Share repurchase			¥ (500,370)						(500,370)
Share repurchase (in shares) | shares			(37,373,909)
Foreign currency translation adjustments							937,428		937,428	[2]
Balance at the end at Dec. 31, 2022		¥ 104	¥ (627,886)	12,062,278	27,811	3,324,616	782,137	(28,687)	15,540,373
Balance at the end (in shares) at Dec. 31, 2022 | shares		1,570,790,570
Balance at the end (in shares) at Dec. 31, 2022 | shares			(257,720,484)
Increase (Decrease) in Stockholders' Equity
Net income/(loss)						534,328		6,660	540,988
Capital contribution from noncontrolling interests								11,050	11,050
Sharebased compensation				362,868					362,868
Unrealized (loss) gain on investment securities							632		632
Share-based awards to employees of Relx Inc.				396,378					396,378
Deemed dividend to shareholders in connection with the share-based awards to employees of Relx Inc.				(396,378)					(396,378)
Exercising of share-based awards				15,441					¥ 15,441
Exercising of share-based awards (in shares) | shares			11,834,355						10,802,458		10,802,458
Share repurchase			¥ (653,103)	(343,525)					¥ (996,628)
Share repurchase (in shares) | shares			(53,302,697)
Business combination under common control				18,423					18,423
Cash dividend						(93,265)			(93,265)
Foreign currency translation adjustments							198,534		198,534
Balance at the end at Dec. 31, 2023		¥ 104	¥ (1,280,989)	12,115,485	27,811	3,765,679	981,303	(10,977)	¥ 15,598,416
Balance at the end (in shares) at Dec. 31, 2023 | shares		1,570,790,570							1,570,790,570		1,570,790,570
Balance at the end (in shares) at Dec. 31, 2023 | shares			(299,188,826)						299,188,826		299,188,826
Increase (Decrease) in Stockholders' Equity
Net income/(loss)						551,837		12,507	¥ 564,344		$ 77,315
Sharebased compensation				369,655					369,655
Unrealized (loss) gain on investment securities							(2,167)		(2,167)		$ (297)
Appropriation to statutory reserves					(506)	312		194
Share-based awards to employees of Relx Inc.				(425,976)					(425,976)
Deemed dividend to shareholders in connection with the share-based awards to employees of Relx Inc.				425,976					425,976
Exercising of share-based awards				3,390					¥ 3,390
Exercising of share-based awards (in shares) | shares			8,289,785						3,579,925		3,579,925
Share repurchase			¥ (824,765)	235,408					¥ (589,357)
Share repurchase (in shares) | shares			(61,447,920)						(157,200,000)		(157,200,000)
Cash dividend						(98,139)			¥ (98,139)
Foreign currency translation adjustments							143,798	13	143,811		$ 19,702
Balance at the end at Dec. 31, 2024		¥ 104	¥ (2,105,754)	¥ 12,723,938	¥ 27,305	¥ 4,219,689	¥ 1,122,934	¥ 1,737	¥ 15,989,953		$ 2,190,614
Balance at the end (in shares) at Dec. 31, 2024 | shares		1,570,790,570							1,570,790,570		1,570,790,570
Balance at the end (in shares) at Dec. 31, 2024 | shares			(352,346,961)						352,346,961		352,346,961

[1]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of changes in shareholders’ equity in prior year. Refer to Note 1 (e) for detailed information
[2]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of comprehensive income in prior year. Refer to Note 1 (e) for detailed information.
[3]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of cash flows in prior year. Refer to Note 1 (e) for detailed information.